Average Annual Total Returns (Invesco V.I. Utilities Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
S&P 500 Utilities Index
Average Annual Total Returns
Label	S&P 500 Utilities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	5.46%
5 Years	3.90%
10 Years	0.78%
Lipper VUF Utility Funds Category Average
Average Annual Total Returns
Label	Lipper VUF Utility Funds Category Average
1 Year	10.83%
5 Years	6.99%
10 Years	3.93%
Series I shares, Invesco V.I. Utilities Fund
Average Annual Total Returns
Label	Series I shares: Inception (12/30/94)
Inception Date	Dec. 30, 1994
1 Year	6.30%
5 Years	4.58%
10 Years	1.34%